Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Expense (Benefit) [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The sources of income (loss) before income taxes and equity in net earnings of affiliates were as follows for the years ended December 31, 2011, 2010 and 2009 (in millions):

	2011	2010	2009
United States	$1.6	$(53.5)	$(29.7)
Foreign	559.4	328.4	184.1
Income before income taxes and equity in net earnings of affiliates	$561.0	$274.9	$154.4

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes by location of the taxing jurisdiction for the years ended December 31, 2011, 2010 and 2009 consisted of the following (in millions):

	2011	2010	2009
Current:
United States:
Federal	$(6.1)	$(7.1)	$(4.0)
State	—	—	0.2
Foreign	158.3	108.6	83.4
	152.2	101.5	79.6
Deferred:
United States:
Federal	(148.9)	0.1	(0.4)
State	—	—	—
Foreign	21.3	2.8	(21.5)
	(127.6)	2.9	(21.9)
	$24.6	$104.4	$57.7

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of income taxes computed at the United States federal statutory income tax rate (35%) to the provision for income taxes reflected in the Company’s Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009 is as follows (in millions):

	2011	2010	2009
Provision for income taxes at United States federal statutory rate of 35%	$196.3	$96.2	$53.9
State and local income taxes, net of federal income tax benefit	1.4	(0.9)	0.7
Taxes on foreign income which differ from the United States statutory rate	(31.8)	(4.0)	16.4
Tax effect of permanent differences	(13.5)	(10.2)	20.7
Change in valuation allowance	(150.7)	0.7	(38.8)
Change in tax contingency reserves	23.1	21.7	3.3
Other	(0.2)	0.9	1.5
	$24.6	$104.4	$57.7

Schedule of Deferred Tax Assets and Liabilities
The significant components of the deferred tax assets and liabilities at December 31, 2011 and 2010 were as follows (in millions):

	2011	2010
Deferred Tax Assets:
Net operating loss carryforwards	$181.6	$210.7
Sales incentive discounts	44.7	41.1
Inventory valuation reserves	24.5	18.4
Pensions and postretirement health care benefits	93.7	74.5
Warranty and other reserves	127.5	88.1
Other	26.2	33.6
Total gross deferred tax assets	498.2	466.4
Valuation allowance	(145.8)	(262.5)
Total net deferred tax assets	352.4	203.9
Deferred Tax Liabilities:
Tax over book depreciation and amortization	338.1	178.3
Other	27.7	32.0
Total deferred tax liabilities	365.8	210.3
Net deferred tax assets (liabilities)	$(13.4)	$(6.4)
Amounts recognized in Consolidated Balance Sheets:
Deferred tax assets — current	$142.7	$52.6
Deferred tax assets — noncurrent	37.6	58.0
Other current liabilities	(1.4)	(13.1)
Other noncurrent liabilities	(192.3)	(103.9)
	$(13.4)	$(6.4)

Summary of Income Tax Contingencies
A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits as of and during the year ended December 31, 2011 and 2010 are as follows (in millions):

	2011	2010
Gross unrecognized income tax benefits	$48.2	$21.8
Additions for tax positions of the current year	18.9	17.3
Additions for tax positions of prior years	9.7	10.3
Reductions for tax positions of prior years for:
Changes in judgments	(1.5)	—
Settlements during the period	—	—
Lapses of applicable statute of limitations	(2.5)	(0.8)
Foreign currency translation	(1.7)	(0.4)
Gross unrecognized income tax benefits	$71.1	$48.2